CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 11,735	$ (7,493)	$ (8,659)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	9,782	11,232	10,372
Stock based compensation	12,503	13,031	11,520
Gain from sale of available-for-sale marketable securities		(18)	(1,771)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	1,395	1,546	1,949
Accrued interest on bank deposits	(2,391)	226	1,179
Increase (decrease) in accrued severance pay, net	323	(210)	401
Decrease (increase) in trade receivables, net	(1,169)	3,390	7,003
Changes in deferred income taxes, net	(2,308)	91	(2,687)
Decrease (increase) in other current assets and prepaid expenses	5,035	(7,969)	883
Decrease (increase) in inventories	371	(1,658)	(792)
Decrease in trade payables	(884)	(734)	(3,284)
Increase in deferred revenues (short-term and long-term)	14,440	28,781	12,964
Increase (decrease) in other payables and accrued expenses and other long-term liabilities	419	(8,753)	8,855
Excess tax deficiency from stock-based compensation stock options			547
Net cash provided by operating activities	49,251	31,462	38,480
Cash flows from investing activities:
Purchase of property and equipment	(8,869)	(7,210)	(9,404)
Proceeds from (investment in) other long-term assets	40	(6)	(53)
Proceeds from (investment in) bank deposits, net	(71,002)	(37,200)	31,295
Purchase of available-for-sale marketable securities	(47,455)	(24,595)	(16,219)
Proceeds from maturity of available-for-sale marketable securities	41,783	20,075	17,205
Proceeds from redemption of available-for-sale marketable securities		863	5,535
Payment for the acquisition of subsidiary, net of cash acquired		(8,269)
Net cash provided by (used in) investing activities	(85,503)	(56,342)	28,359
Cash flows from financing activities:
Proceeds from exercise of stock options	21,803	10,891	1,583
Payment of contingent consideration	(1,310)
Excess tax deficiency from stock-based compensation			(547)
Repurchase of ordinary shares	(4,275)	(413)	(21,980)
Net cash provided by (used in) financing activities	16,218	10,478	(20,944)
Increase (decrease) in cash and cash equivalents	(20,034)	(14,402)	45,895
Cash and cash equivalents at the beginning of the year	65,237	79,639	33,744
Cash and cash equivalents at the end of the year	45,203	65,237	79,639
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	6,415	14,352	1,730
Cumulative-effect adjustment from adoption of ASC 606	$ 7,502